ACCOUNTS AND NOTES RECEIVABLE, NET - Movements in allowance for doubtful accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of the year	¥ (86,152)	$ (13,203)	¥ (25,105)	¥ (5,794)
Additions	(159,083)	(24,381)	(105,984)	(60,183)
Write-offs	39,475	6,050	44,937	40,872
Balance at end of the year	(249,484)	(38,235)	¥ (86,152)	¥ (25,105)
ASU 2016-13 | Cumulative effect of accounting change
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at end of the year	¥ (43,724)	$ (6,701)